Revenue - Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Change In Contract With Customer, Asset [Roll Forward]
Contract asset, beginning of period	$ 3,536,000
Reclassifications to billed receivables	(1,192,000)
Revenues recognized in excess of period billings	9,783,000
Ending Balance	12,127,000	$ 3,536,000
Previously Reported [Member]
Change In Contract With Customer, Asset [Roll Forward]
Contract asset, beginning of period	$ 438,221	0
Contract assets acquired in business combination		65,692
Reclassifications to billed receivables		(51,965)
Revenues recognized in excess of period billings		424,494
Ending Balance		$ 438,221